Komatsu Ltd. Shareholders' Equity [Details 1] In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Range One [Member] JPY (¥)	Mar. 31, 2011 Range One [Member] USD ($)	Mar. 31, 2011 Range Two [Member] JPY (¥)	Mar. 31, 2011 Range Two [Member] USD ($)	Mar. 31, 2011 Range Three [Member] JPY (¥)	Mar. 31, 2011 Range Three [Member] USD ($)	Mar. 31, 2011 Range Four [Member] JPY (¥)	Mar. 31, 2011 Range Four [Member] USD ($)	Mar. 31, 2011 Range Five [Member] JPY (¥)	Mar. 31, 2011 Range Five [Member] USD ($)
Options outstanding and options exercisable
Exercise Prices, Lower Range		¥ 1			¥ 1		¥ 651		¥ 901		¥ 1,351		¥ 2,326
Exercise Prices, Upper Range		¥ 3,700			¥ 650		¥ 900		¥ 1,350		¥ 2,325		¥ 3,700
Options Outstanding, Number of shares	3,235,800	3,235,800				76,800		300,000		575,000		1,259,000		1,025,000
Options Outstanding, Weighted average exercise price	$ 24.66	¥ 2,047.00			¥ 1	$ 0.01	¥ 673.00	$ 8.11	¥ 1,126.00	$ 13.57	¥ 2,032.00	$ 24.48	¥ 3,136.00	$ 37.78
Options Outstanding, Intrinsic value	$ 36,000	¥ 2,988,000			¥ 216,000	$ 2,602	¥ 646,000	$ 7,783	¥ 977,000	$ 11,771	¥ 998,000	$ 12,025	¥ 151,000	$ 1,819
Options Outstanding, Weighted average remaining contractual life	4.1	4.1				7.3		1.3		2.3		4.8		4.9
Options Exercisable, Number of shares	3,159,000	3,159,000				0		330,000		575,000		1,259,000		1,025,000
Options Exercisable, Weighted average exercise price	$ 25.25	¥ 2,096.00			¥ 0	$ 0	¥ 673.00	$ 8.11	¥ 1,126.00	$ 13.57	¥ 2,032.00	$ 24.48	¥ 3,136.00	$ 37.78
Options Exercisable, Intrinsic value	$ 33,398	¥ 2,772,000			¥ 0	$ 0	¥ 646,000	$ 7,783	¥ 977,000	$ 11,771	¥ 998,000	$ 12,025	¥ 151,000	$ 1,819
Options Exercisable, Weighted average remaining contractual life	4.1	4.1				0		1.3		2.3		4.8		4.9
Risk-free rate of the share option
Grant-date fair value	$ 21.51	¥ 1,785.00	¥ 643.00	¥ 813.00
Expected term in Years	5	5	7	7
Risk-free rate, minimum	0.0013	0.0013	0.0017	0.006
Risk-free rate, maximum	0.0111	0.0111	0.0135	0.0148
Expected volatility	54.00%	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	0.96%	2.07%	1.32%